Document and Entity Information	Feb. 25, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001320350
Document Type	8-K
Document Period End Date	Feb. 25, 2026
Entity Registrant Name	LENSAR, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39473
Entity Tax Identification Number	32-0125724
Entity Address, Address Line One	2800 Discovery Drive
Entity Address, City or Town	Orlando
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32826
City Area Code	888
Local Phone Number	536-7271
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	LNSR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false